Other disclosures - Other exposure to other counterparties (Details) - Other Counterparties Risk - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Spain
Debt Instruments
Risk exposure	€ 277,037	€ 270,674
Off-balance-sheet other than derivatives contingent liabilities and commitments	77,418	76,377
PORTUGAL
Debt Instruments
Risk exposure	45,740	41,967
Off-balance-sheet other than derivatives contingent liabilities and commitments	8,392	8,591
ITALY
Debt Instruments
Risk exposure	23,497	21,592
Off-balance-sheet other than derivatives contingent liabilities and commitments	6,318	4,173
GREECE
Debt Instruments
Risk exposure	18	14
Off-balance-sheet other than derivatives contingent liabilities and commitments		200
IRELAND
Debt Instruments
Risk exposure	15,881	13,447
Off-balance-sheet other than derivatives contingent liabilities and commitments	975	797
Cash, Cash Balance At Central Banks And Other Deposits On Demand | Spain
Debt Instruments
Risk exposure	68,708	62,023
Cash, Cash Balance At Central Banks And Other Deposits On Demand | PORTUGAL
Debt Instruments
Risk exposure	6,922	3,937
Cash, Cash Balance At Central Banks And Other Deposits On Demand | ITALY
Debt Instruments
Risk exposure	321	10
Cash, Cash Balance At Central Banks And Other Deposits On Demand | GREECE
Debt Instruments
Risk exposure	0	0
Cash, Cash Balance At Central Banks And Other Deposits On Demand | IRELAND
Debt Instruments
Risk exposure	0	0
Reverse repurchase agreements | Spain
Debt Instruments
Risk exposure	3,574	3,837
Reverse repurchase agreements | PORTUGAL
Debt Instruments
Risk exposure	0	0
Reverse repurchase agreements | ITALY
Debt Instruments
Risk exposure	7,340	7,098
Reverse repurchase agreements | GREECE
Debt Instruments
Risk exposure	0	0
Reverse repurchase agreements | IRELAND
Debt Instruments
Risk exposure	176	0
Loans and advances - Customers
Debt Instruments
Risk exposure, valuation adjustment	8,084	8,129
Loans and advances - Customers | Spain
Debt Instruments
Risk exposure	202,824	203,226
Loans and advances - Customers | PORTUGAL
Debt Instruments
Risk exposure	35,647	34,935
Loans and advances - Customers | ITALY
Debt Instruments
Risk exposure	14,794	13,437
Loans and advances - Customers | GREECE
Debt Instruments
Risk exposure	18	14
Loans and advances - Customers | IRELAND
Debt Instruments
Risk exposure	11,556	10,523
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	456	619
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	187	140
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	342	425
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets held for trading and financial assets designated at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	68	22
Financial assets at fair value through other comprehensive income | Debt instruments asset | Spain
Debt Instruments
Risk exposure	903	943
Financial assets at fair value through other comprehensive income | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	29	22
Financial assets at fair value through other comprehensive income | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	553	493
Financial assets at fair value through other comprehensive income | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets at fair value through other comprehensive income | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	2,756	2,337
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | Spain
Debt Instruments
Risk exposure	82	2
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Non-trading financial assets mandatorily at fair value through profit or loss | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	591	556
Financial assets at amortised cost | Debt instruments asset | Spain
Debt Instruments
Risk exposure	490	24
Financial assets at amortised cost | Debt instruments asset | PORTUGAL
Debt Instruments
Risk exposure	2,955	2,933
Financial assets at amortised cost | Debt instruments asset | ITALY
Debt Instruments
Risk exposure	147	129
Financial assets at amortised cost | Debt instruments asset | GREECE
Debt Instruments
Risk exposure	0	0
Financial assets at amortised cost | Debt instruments asset | IRELAND
Debt Instruments
Risk exposure	734	9
Hedging derivatives, category | Other Than Credit Default Swaps | Spain
Debt Instruments
Risk exposure	1,213	2,581
Hedging derivatives, category | Other Than Credit Default Swaps | PORTUGAL
Debt Instruments
Risk exposure	520	685
Hedging derivatives, category | Other Than Credit Default Swaps | ITALY
Debt Instruments
Risk exposure	510	1,001
Hedging derivatives, category | Other Than Credit Default Swaps | GREECE
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Other Than Credit Default Swaps | IRELAND
Debt Instruments
Risk exposure	127	153
Hedging derivatives, category | Credit Default Swap | Spain
Debt Instruments
Risk exposure	(2)	(4)
Hedging derivatives, category | Credit Default Swap | PORTUGAL
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Credit Default Swap | ITALY
Debt Instruments
Risk exposure	(4)	(4)
Hedging derivatives, category | Credit Default Swap | GREECE
Debt Instruments
Risk exposure	0	0
Hedging derivatives, category | Credit Default Swap | IRELAND
Debt Instruments
Risk exposure	€ 0	€ 0